Share capital (Tables)	3 Months Ended
Jan. 31, 2020
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Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended		2020 Jan. 31		2019 Oct. 31		2019 Jan. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	445,341,675	$13,591	445,436,602	$13,525	442,826,380	$13,243
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	474,948	51	160,930	15	127,790	14
Shareholder investment plan	334,004	36	456,184	51	524,183	57
Employee share purchase plan	324,279	36	293,730	31	299,646	33
	446,474,906	13,714	446,347,446	13,622	443,777,999	13,347
Purchase of common shares for cancellation	(1,497,800)	(46)	(1,000,000)	(30)	–	–
Treasury shares	4,427	1	(5,771)	(1)	24,264	3
Balance at end of period (2)	444,981,533	$13,669	445,341,675	$13,591	443,802,263	$13,350
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)	Excludes nil restricted shares as at January 31, 2020 (October 31, 2019: nil; January 31, 2019: 60,532).

Schedule of Regulatory Capital and Ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2020 Jan. 31	2019 Oct. 31
Common Equity Tier 1 (CET1) capital		$28,407	$27,707
Tier 1 capital	A	31,551	30,851
Total capital		36,570	35,854

Total RWA		252,099	239,863

CET1 ratio		11.3%	11.6%
Tier 1 capital ratio		12.5%	12.9%
Total capital ratio		14.5%	15.0%
Leverage ratio exposure	B	$738,476	$714,343
Leverage ratio	A/B	4.3%	4.3%